United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31st, 2012

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		J. Russell King
Title:		President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
J. Russell King			Livonia, Michigan	April 19, 2012

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		48

Form 13F Information Table Value Total:		$97,235,298.92



                                     	Class	        		 Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  		 X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B         	COM	BRKB         		14128	174100	0	0	SOLE	0	174100	0	0
Ford Motor Company              	COM	F            		5734	459642	0	0	SOLE	0	459642	0	0
Pfizer Incorporated             	COM	PFE          		4056	179108	0	0	SOLE	0	179108	0	0
Intel Corp                      	COM	INTC         		3967	141115	0	0	SOLE	0	141115	0	0
Gannett Co.                     	COM	GCI          		3863	252000	0	0	SOLE	0	252000	0	0
Intl Business Machines Corp.    	COM	IBM          		3832	18365	0	0	SOLE	0	18365	0	0
Partnerre Ltd                   	COM	PRE          		3581	52747	0	0	SOLE	0	52747	0	0
Chicos Fas Inc                  	COM	CHS          		3538	234300	0	0	SOLE	0	234300	0	0
Microsoft Corp                  	COM	MSFT         		3499	108466	0	0	SOLE	0	108466	0	0
Verizon Communications          	COM	VZ           		3433	89810	0	0	SOLE	0	89810	0	0
Redwood Trust, Inc              	COM	RWT          		3291	293800	0	0	SOLE	0	293800	0	0
Marathon Oil Corporation        	COM	MRO          		3197	100865	0	0	SOLE	0	100865	0	0
Home Depot Inc                  	COM	HD           		2987	59371	0	0	SOLE	0	59371	0	0
Whirlpool Corp                  	COM	WHR          		2686	34950	0	0	SOLE	0	34950	0	0
Auto Data Processing            	COM	ADP          		2396	43406	0	0	SOLE	0	43406	0	0
Marathon Pete Corp              	COM	MPC          		2241	51682	0	0	SOLE	0	51682	0	0
General Electric Company        	COM	GE           		2141	106670	0	0	SOLE	0	106670	0	0
Southwest Airlines Co           	COM	LUV          		2113	256399	0	0	SOLE	0	256399	0	0
Merck & Co Inc New              	COM	MRK          		1999	52050	0	0	SOLE	0	52050	0	0
Unumprovident Corp              	COM	UNM          		1840	75150	0	0	SOLE	0	75150	0	0
Sanofi Aventis Adr              	COM	80105N10     		1764	45520	0	0	SOLE	0	45520	0	0
Lowes Companies Incorporated    	COM	LOW          		1719	54770	0	0	SOLE	0	54770	0	0
J P Morgan Chase & Co.          	COM	JPM          		1681	36561	0	0	SOLE	0	36561	0	0
Johnson & Johnson               	COM	JNJ          		1669	25300	0	0	SOLE	0	25300	0	0
A T & T Inc. New                	COM	T            		1550	49622	0	0	SOLE	0	49622	0	0
Bp P.L.C.                       	COM	BP           		1549	34416	0	0	SOLE	0	34416	0	0
U S G Corporation New           	COM	USG          		1476	85800	0	0	SOLE	0	85800	0	0
Proshs Ultrashort Lehman        	COM	TBT          		1330	65050	0	0	SOLE	0	65050	0	0
Sprint Nextel Corporation       	COM	S            		1309	459222	0	0	SOLE	0	459222	0	0
Telefonica Spon ADR             	COM	87938220		1106	67380	0	0	SOLE	0	67380	0	0
Morgan Stanley                  	COM	MS           		972	49504	0	0	SOLE	0	49504	0	0
Exxon Mobil Corporation         	COM	XOM          		862	9944	0	0	SOLE	0	9944	0	0
Dell, Inc.                      	COM	DELL         		816	49200	0	0	SOLE	0	49200	0	0
Hewlett-Packard Company         	COM	HPQ          		790	33149	0	0	SOLE	0	33149	0	0
Proshares Tr Ultra Finl         	COM	UYG          		526	8380	0	0	SOLE	0	8380	0	0
Cemex Sa Adr New                	COM	CX           		517	66679	0	0	SOLE	0	66679	0	0
Apache Corp                     	COM	APA          		512	5093	0	0	SOLE	0	5093	0	0
Philip Morris Intl Inc          	COM	PM           		511	5766	0	0	SOLE	0	5766	0	0
Quantum Cp Dlt & Storag         	COM	QTM          		506	193100	0	0	SOLE	0	193100	0	0
Omnicom Group Inc               	COM	OMC          		496	9800	0	0	SOLE	0	9800	0	0
Potash Corp Sask Inc            	COM	POT          		278	6075	0	0	SOLE	0	6075	0	0
Vanguard Emerging Market        	COM	VWO          		256	5894	0	0	SOLE	0	5894	0	0
Wells Fargo & Co New            	COM	WFC          		226	6613	0	0	SOLE	0	6613	0	0
C I T Group Inc Del             	COM	CIT          		209	5076	0	0	SOLE	0	5076	0	0
ION Geophysical Corp.           	COM	IO           		71	11000	0	0	SOLE	0	11000	0	0
Hyperdynamics Corp              	COM	HDY          		13	10000	0	0	SOLE	0	10000	0	0
Tuffnell Ltd                    	COM	TUFF         		0	30000	0	0	SOLE	0	30000	0	0
Winning Brands Corp             	COM	WNBD         		0	25000	0	0	SOLE	0	25000	0	0